UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from February 24, 2011 to March 28, 2011

Commission File Number of issuing entity: 333-145220-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-145220-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)
Commission File Number
of sponsor and depositor:
333-145220

CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
(Exact name of sponsor and depositor as specified in its charter)

46-0358360 (I.R.S. Employer Identification No.)

c/o CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
701 EAST 60TH STREET, NORTH, MAIL CODE 1251
SIOUX FALLS, SOUTH DAKOTA	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the master trust’s assets and the collateral certificate for the due period ending March 28, 2011 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust’s primary asset – and its primary source of funds for the payment of principal of and interest on the notes – is a collateral certificate issued by Citibank Credit Card Master Trust I to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust’s Registration Statement on Form S-3 (File No. 333-145220), as amended or supplemented to the date hereof.

Item 3. Sales of Securities and Use of Proceeds.

On March 9, 2011, the issuance trust issued and sold to Citibank (South Dakota), National Association a tranche of Notes of the Citiseries entitled Floating Rate Class 2011-B1 Notes of March 2012 (Legal Maturity Date March 2014) in the principal amount of $961,000,000.  The sale of the Class 2011-B1 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) thereof.

On March 9, 2011, the issuance trust issued and sold to Citibank (South Dakota), National Association a tranche of Notes of the Citiseries entitled Floating Rate Class 2011-C1 Notes of March 2012 (Legal Maturity Date March 2014) in the principal amount of $576,000,000.  The sale of the Class 2011-C1 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) thereof.

PART II OTHER INFORMATION

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending March 28, 2011 and the related Payment Dates for the Notes

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: April 15, 2011	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President